CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 322	$ 404	$ 706	$ 807
Direct operating costs	(54)	(58)	(116)	(116)
General and administrative expenses	(8)	(7)	(14)	(13)
Depreciation and amortization expense	(67)	(77)	(143)	(156)
Profit (loss) from operating activities	193	262	433	522
Interest expense	(62)	(40)	(94)	(81)
Remeasurement of Exchangeable and Class B Shares	(238)	0	(140)	0
Mark-to-market on hedging items	(20)	(3)	(22)	(1)
Other expense	(15)	(9)	(25)	(21)
Income before income tax	(142)	210	152	419
Income tax (expense) recovery
Current	(35)	(43)	(79)	(87)
Deferred	(17)	(24)	(66)	(48)
Net (loss) income	(194)	143	7	284
Attributable to:
Profit (loss), attributable to parent	(266)	48	(149)	96
Profit (loss), attributable to non-controlling interests	$ 72	$ 95	$ 156	$ 188